Partnerships in E&P activities (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Partnerships In Ep Activities
Opening balance	$ 364	$ 370
Additions/(Write-offs) on PP&E	(7)	(64)
Other income and expenses	26	84
Translation adjustment	24	(26)
Closing balance	$ 407	$ 364